Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net change in unrealized gain on securities available for sale, net of income taxes	$ 5,873	$ (1,156)	$ (3,364)
Net change in unrealized loss on derivatives, net of income tax benefit	(128)	(58)	71
Preferred stock dividend		5.00%	5.00%
Cash dividend to common stockholders'	$ 0.12	$ 0.08	$ 0.4
Retained Earnings [Member]
Preferred stock dividend		5.00%	5.00%
Cash dividend to common stockholders'	$ 0.12	$ 0.08	$ 0.4
Accumulated Other Comprehensive Income (loss) [Member]
Net change in unrealized gain on securities available for sale, net of income taxes	5,873	(1,156)	(3,364)
Net change in unrealized loss on derivatives, net of income tax benefit	$ (128)	$ (58)	$ 71